--------------------------------------------------------------------------------
                                                      MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN MONEY MARKET FUNDS


Prime Money Market Fund
Federal Money Market Fund
Tax Exempt Money Market Fund

                                          --------------------------------------
                                          Seeking to provide high current income
                                          consistent with the preservation of
                                          capital and same-day liquidity


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

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

CONTENTS
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1 | Each fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN MONEY MARKET FUNDS
J.P. Morgan Prime Money Market Fund ......................................     1
J.P. Morgan Federal Money Market Fund ....................................     3
J.P. Morgan Tax Exempt Money Market Fund .................................     5

7 | Principles and techniques common to the funds in this prospectus

MONEY MARKET MANAGEMENT APPROACH
J.P. Morgan ..............................................................     7
J.P. Morgan Money Market Funds ...........................................     7
The spectrum of money market funds .......................................     7
Who may want to invest ...................................................     7
Money market investment process ..........................................     8

9 | Investing in the J.P. Morgan Money Market Funds

YOUR INVESTMENT
Investing through a financial professional ...............................     9
Investing through an employer-sponsored retirement plan ..................     9
Investing through an IRA or rollover IRA .................................     9
Investing directly .......................................................     9
Opening your account .....................................................     9
Adding to your account ...................................................     9
Selling shares ...........................................................    10
Account and transaction policies .........................................    10
Dividends and distributions ..............................................    11
Tax considerations .......................................................    11

12 | More about the funds' business operations

FUND DETAILS
Master/feeder structure ..................................................    12
Management and administration ............................................    12
Financial highlights .....................................................    13

FOR MORE INFORMATION ..............................................   back cover

J.P. MORGAN PRIME
MONEY MARKET FUND                                         | TICKER SYMBOL: PPMXX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
GOAL
The fund's goal is to maximize current income consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 8.

Principal Risks

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable dollar weighted average maturity (currently not to exceed 90 days) at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desires. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN PRIME MONEY MARKET FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $52 billion using similar strategies as the fund.


The advisor uses a team of portfolio managers and traders to manage the fund. The portfolio management team is led by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997 from Goldman Sachs & Co., where he was an Institutional Money Market Portfolio Manager; and Mark Settles, vice president, who has been on the team since November 1999 and has been at J.P. Morgan since 1994. Prior to managing this fund, Mr. Settles was a fixed income trader on J.P. Morgan's New York and London trading desks. The traders on the team are Donald Clemmenson, vice president, who has been on the team since its inception; Gunter Heiland, associate, who has been on the team since joining J.P. Morgan in June of 1997 from Salomon Brothers, where he was a sales assistant; and Kimberly Weil, who has been on the team since its inception.

--------------------------------------------------------------------------------
Before you invest

Investors considering these funds should understand that:

o  There is no assurance that these funds will meet their investment goals

o  These funds do not represent complete investment programs

1 | J.P. MORGAN PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Prime Money Market Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last ten calendar years.


The table indicates some of the risks by showing the fund's(1) average annual returns for the past one year, five years, and ten calendar years.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
           1990        1991        1992        1993        1994        1995        1996        1997        1998        1999

12%



9%
           8.04
                       6.07
6%
                                  5.79        5.41         5.35       5.21
                                                                                   4.93
3%                                                                                             3.67        3.95
                                                                                                                       2.83


0%
------------------------------------------------------------------------------------------------------------------------------------


[ ] J.P. Morgan Prime Money Market Fund(1)

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 1.97% (for the quarter ended 6/30/90); and the lowest quarterly return was 0.69% (for the quarter ended 6/30/93).

PERFORMANCE (unaudited)

Average annual total return (%)     Shows performance over time, for periods ended December 31, 1999(1)
--------------------------------------------------------------------------------------------------------
                                                            Past 1 yr.   Past 5 yrs.   Past 10 yrs.

J.P. Morgan Prime Money Market Fund (after expenses)            4.93        5.34           5.12
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.11
Marketing (12b-1) fees                                                      None
Other expenses                                                              0.34
--------------------------------------------------------------------------------
Total operating expenses                                                    0.45
--------------------------------------------------------------------------------


Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           46         144          252         567
--------------------------------------------------------------------------------


(1) The fund commenced operations on 7/12/93. Returns reflect performance of The Pierpont Money Market Fund, the fund's predecessor, prior to that date.

(2) The fund's fiscal year end is 11/30.


(3) The fund has a master/feeder structure as described on page 12. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.


                                         J.P. MORGAN PRIME MONEY MARKET FUND | 2

J.P. MORGAN FEDERAL
MONEY MARKET FUND                                         | TICKER SYMBOL: PTYXX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high current income consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund purchases securities that offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 8.

Principal Risks

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of taxable money market funds when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable dollar weighted average maturity (currently not to exceed 90 days) at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN FEDERAL MONEY MARKET FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $52 billion using similar strategies as the fund.


The advisor uses a team of portfolio managers and traders to manage the fund. The portfolio management team is led by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997 from Goldman Sachs & Co., where he was an Institutional Money Market Portfolio Manager; and Mark Settles, vice president, who has been on the team since November 1999 and has been at J.P. Morgan since 1994. Prior to managing this fund, Mr. Settles was a fixed income trader on J.P. Morgan's New York and London trading desks. The traders on the team are Donald Clemmenson, vice president, who has been on the team since its inception; Gunter Heiland, associate, who has been on the team since joining J.P. Morgan in June of 1997 from Salomon Brothers, where he was a sales assistant; and Kimberly Weil, who has been on the team since joining J.P. Morgan in April of 1993.

--------------------------------------------------------------------------------
Before you invest

Investors considering these funds should understand that:

o There is no assurance that these funds will meet their investment goals

o These funds do not represent complete investment programs


3 | J.P. MORGAN FEDERAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Federal Money Market Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last six calendar years.


The table indicates some of the risks by showing the fund's average annual returns for the past one year, five years and life of the fund. The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)    Shows changes in returns by calendar year(1)
--------------------------------------------------------------------------------
             1994         1995         1996         1997         1998       1999


6%
             5.59         5.18         5.15
                                                    4.99         4.74
3%                                                                          3.78



0%
--------------------------------------------------------------------------------


[ ] J.P. Morgan Federal Money Market Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 1.41% (for the quarter ended 6/30/95); and the lowest quarterly return was 0.67% (for the quarter ended 3/31/94).


PERFORMANCE (unaudited)



Average annual total return (%)   Shows performance over time, for period ended December 31, 1999(2)
----------------------------------------------------------------------------------------------------
                                                             Past 1 yr.   Past 5 yrs.   Life of fund
J.P. Morgan Federal Money Market Fund (after expenses)          4.74          5.13          4.59
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES


     The expenses of the fund shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.



Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.15

Marketing (12b-1) fees                                                      None

Other expenses                                                              0.35
--------------------------------------------------------------------------------
Total operating expenses(4)                                                 0.50
--------------------------------------------------------------------------------


Expense example(4)
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                        1 yr.     3 yrs.      5 yrs.     10 yrs.
Your cost($)                             51        160         280         628
--------------------------------------------------------------------------------


(1) The fund's fiscal year end is 10/31.

(2) The fund commenced operations on 1/4/93. Returns reflect performance of the fund from 1/31/93.


(3) The fund has a master/feeder structure as described on page 12. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.

(4) The fund has an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses exceed 0.55% (excluding extraordinary expenses) of the fund's average daily net assets through 2/28/01.

                                       J.P. MORGAN FEDERAL MONEY MARKET FUND | 4

J.P. MORGAN TAX EXEMPT
MONEY MARKET FUND                                         | TICKER SYMBOL: PPTXX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
GOAL

The fund's goal is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain municipal or other obligations whose income is subject to tax, including the alternative minimum tax. Although the fund is permitted to hold these other obligations or cash, it aims to be fully invested in municipal obligations. In order to maintain liquidity, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 8.

The fund's income is generally exempt from federal income taxes. A small portion may be exempt from state or local income taxes.

Principal Risks

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable dollar weighted average maturity (currently not to exceed 90 days) at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN TAX EXEMPT MONEY MARKET FUND)


PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $52 billion using similar strategies as the fund.


The advisor uses a team of portfolio managers and traders to manage the fund. The portfolio management team is led by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997 from Goldman Sachs & Co., where he was an Institutional Money Market Portfolio Manager; and Richard Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit. The traders on the team are Donald Clemmenson, vice president, who has been on the team since its inception; Gunter Heiland, associate, who has been on the team since joining J.P. Morgan in June of 1997 from Salomon Brothers, where he was a sales assistant; and Kimberly Weil, who has been on the team since its inception.

--------------------------------------------------------------------------------
Before you invest

Investors considering these funds should understand that:

o There is no assurance that these funds will meet their investment goals

o These funds do not represent complete investment programs

5 | J.P. MORGAN TAX EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Tax Exempt Money Market Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's(1) shares from year to year for each of the last ten calendar years.


The table indicates some of the risks by showing the fund's average annual returns for the past one year, five years and ten calendar years.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

------------------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%)    Shows changes in returns by calendar year(1)
            1990        1991        1992        1993        1994        1995        1996        1997        1998        1999

9%



6%
            5.58
                        4.16
3%                                  3.52       3.26         3.12        3.07
                                                                                    2.71       2.82        2.50
                                                                                                                        2.04
0%
------------------------------------------------------------------------------------------------------------------------------------


[ ] J.P. Morgan Tax Exempt Money Market Fund(1)

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 1.39% (for the quarter ended 6/30/90); and the lowest quarterly return was 0.47% (for the quarter ended 3/31/94).


PERFORMANCE (unaudited)


Average annual total return (%)    Shows performance over time, for periods ended December 31, 1999(2)
----------------------------------------------------------------------------------------------------------
                                                             Past 1 yr.      Past 5 yrs.      Past 10 yrs.



J.P. Morgan Tax Exempt Money Market Fund                        2.82            3.16              3.27
----------------------------------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
----------------------------------------------
Management fees                          0.15

Marketing (12b-1) fees                   None

Other expenses                           0.35

Total operating expenses                 0.50
----------------------------------------------


Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                   1 yr.            3 yrs.            5 yrs.            10 yrs.
Your cost($)        51               160               280                628
--------------------------------------------------------------------------------


(1) The fund commenced operations on 7/12/93. Returns reflect performance of the Pierpont Tax Exempt Money Market Fund, the fund's predecessor, prior to that date.


(2) The fund's fiscal year end is 11/30. Prior to 1999, the fund's fiscal year end was 8/31.


(3) The fund has a master/feeder structure as described on page 12. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.

                                    J.P. MORGAN TAX EXEMPT MONEY MARKET FUND | 6

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the preceding pages.

------------------------------------------------------
WHO MAY WANT TO INVEST

The funds are designed for investors who:

o want an investment that strives to preserve capital

o want regular income from a high quality portfolio

o want a highly liquid investment

o are looking for an interim


INVESTMENT

o  are pursuing a short-term goal

o are seeking income that is generally exempt from state and local income taxes (in the case of Federal Money Market Fund) or exempt from federal income tax (in the case of Tax Exempt Money Market Fund) The funds are not designed for investors who:

o  are investing for long-term growth

o  are investing for high income

o  require the added security of the FDIC insurance

o in the case of Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan Money Market Funds and Stability Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.


Primary investments
--------------------------------------------------------------------------------
                           Prime              Federal           Tax Exempt
                           Money               Money               Money
                           Market              Market              Market
--------------------------------------------------------------------------------
U.S. Treasuries*             o                   o
--------------------------------------------------------------------------------
U.S.
government
agency
instruments                  o                   o*
--------------------------------------------------------------------------------
Domestic &
foreign bank
obligations                  o
--------------------------------------------------------------------------------
Domestic &
foreign
short-term
corporate
obligations                  o
--------------------------------------------------------------------------------
Foreign
governments                  o
--------------------------------------------------------------------------------
Illiquid
holdings                     o
--------------------------------------------------------------------------------
Repurchase
agreements and
reverse repurchase
agreements                   o
--------------------------------------------------------------------------------
Tax-exempt
municipal
obligations**                o
--------------------------------------------------------------------------------
*  Income is generally exempt from state and local income taxes
** Income is generally exempt from federal income taxes

7 | MONEY MARKET MANAGEMENT APPROACH

--------------------------------------------------------------------------------
MONEY MARKET INVESTMENT PROCESS

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows each fund to focus on providing current income without compromising share price stability.

In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines maturity determination, sector allocation and fundamental research for identifying portfolio securities:

Maturity determination Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired dollar weighted average maturity for each fund within the permissible 90-day range. Controlling weighted average maturity allows the funds to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

Sector allocation Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust each fund's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

Security selection Based on the results of the firm's credit research and each fund's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to each fund's goal and strategy.


[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process to control each fund's sensitivity to interest rates

[GRAPHIC OMITTED]
The funds invest across different sectors for diversification and to take advantage of yield spreads

[GRAPHIC OMITTED]
Each fund selects its securities as described earlier in this prospectus

                                            MONEY MARKET MANAGEMENT APPROACH | 8

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.


INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN
Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o  Mail in your application, making your initial investment as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

By wire

o  Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:


   State Street Bank & Trust Company
   Routing number: 011000028
   Credit: J.P. Morgan Funds
   Account number: 9904-226-9

   FFC: your account number, name of registered owner(s) and fund name

   By check

o  Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Transfer Agent. By exchange

o  Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

   By check

o  Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

   By exchange

o Call the Shareholder Services Agent to effect an exchange.

9 | YOUR INVESTMENT

SELLING SHARES

  By phone-- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

   By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

   In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o  Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o  Mail the letter to the Shareholder Services Agent.

   By exchange

o  Call the Shareholder Services Agent to effect an exchange.

   Redemption in kind

o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days are the same as those of the New York Stock Exchange. The funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below:

Fund                                                 Cut-off Time
Prime Money Market                                   5:00 p.m.
Federal Money Market                                 2:00 p.m.
Tax Exempt Money Market                              12:00 noon

For the purchase to be effective and dividends to be earned on the same day, immediately available funds must be received by 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time on a fund business day. A fund has the

Transfer Agent                           Shareholder Services Agent
State Street Bank and Trust Company      J.P. Morgan Funds Services
P.O. Box 8411                            522 Fifth Avenue
Boston, MA  02266-8411                   New York, NY 10036
Attention: J.P. Morgan Funds Services    1-800-521-5411

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 10
right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds, normally on the same day, according to instructions on file. In-kind redemptions (described on page 10) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:

----------------------------------------------------------------------
Transaction                                       Tax status
----------------------------------------------------------------------
Income dividends from Prime                       Ordinary income
----------------------------------------------------------------------
Money Market and Federal
Money Market Funds
----------------------------------------------------------------------
Income dividends from Tax                         Exempt from federal
                                                  income taxes
----------------------------------------------------------------------
Exempt Money Market Fund
----------------------------------------------------------------------
Short-term capital gains                          Ordinary income
distributions
----------------------------------------------------------------------

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

11 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a series of J.P. Morgan Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether the feeder fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                             0.20% of the first $1 billion of
                                              each master portfolio's average
                                              net assets plus 0.10% over
                                              $1 billion
--------------------------------------------------------------------------------
Administrative services                       Master portfolio's and fund's pro-
(fee shared with Funds                        rata portions of 0.09% of the
Distributor, Inc.)                            first $7 billion of average net
                                              assets in J.P. Morgan-advised
                                              portfolios, plus 0.04% over
                                              $7 billion
--------------------------------------------------------------------------------
Shareholder services                          0.25% of each fund's average
   net assets
--------------------------------------------------------------------------------

J.P. Morgan may also pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

                                                               FUND DETAILS | 12

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The financial tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except when noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN PRIME MONEY MARKET FUND

Per-share data    For fiscal years ended
------------------------------------------------------------------------------------------------------------------------------------
                                                              11/30/95    11/30/96     11/30/97   11/30/98      11/30/99

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                          1.00        1.00         1.00        1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                       0.0557      0.0509       0.0524      0.0528       0.0478
Net realized gain (loss)
on investment ($)                                               0.0005      0.0001      (0.0000)(1) (0.0000)(1)  (0.0000)(1)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            0.0562      0.0510       0.0524      0.0528       0.0478
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                                      (0.0557)    (0.0509)     (0.0524)    (0.0528)     (0.0478)
Net realized gain ($)                                               --     (0.0005)     (0.0003)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                        (0.0557)    (0.0514)     (0.0527)    (0.0528)     (0.0478)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                1.00        1.00         1.00        1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                5.71        5.27         5.40        5.40         4.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)                           2,153       2,155        2,318       2,806        2,885
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net Expenses (%)                                             0.41        0.40         0.38        0.40         0.45
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                    5.56        5.09         5.25        5.27         4.78
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                           0.41        0.40         0.38        0.40         0.45
------------------------------------------------------------------------------------------------------------------------------------

(1) Less than $0.0001.


13 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN FEDERAL MONEY MARKET FUND

Per-share data    For fiscal years ended
                                                              10/31/95    10/31/96     10/31/97    10/31/98     10/31/99

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                           1.00        1.00         1.00        1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                        0.0536      0.0489       0.0501      0.0513       0.0456
Net realized gain (loss)
on investment ($)                                                0.0004      0.0006       0.0001     (0.0000)(1)  (0.0000)(1)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                             0.0540      0.0495       0.0502      0.0513       0.0456
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                                       (0.0536)    (0.0489)     (0.0501)    (0.0513)     (0.0456)
Net realized gain ($)                                                --     (0.0003)     (0.0005)    (0.0000)(1)  (0.0000)(1)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                         (0.0536)    (0.0492)     (0.0506)    (0.0513)     (0.0456)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                 1.00        1.00         1.00        1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                 5.49        5.03         5.17        5.25         4.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                         171,120     185,424      239,074     462,885      869,738
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                              0.40        0.40         0.40        0.43         0.48
   Net investment income (%)                                     5.36        4.89         5.00        5.11         4.57
   Expenses without reimbursement (%)                            0.55        0.53         0.52        0.51         0.50
------------------------------------------------------------------------------------------------------------------------------------

(1) Less than $0.0001.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN TAX EXEMPT MONEY MARKET FUND

Per-share data    For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      For the three
                                                                                                                      months ended
                                                          8/31/95      8/31/96     8/31/97      8/31/98     8/31/99   Nov. 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                    1.00        1.00         1.00        1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                   0.0336      0.0318       0.0314      0.0318       0.0272      0.0075
Net realized gain (loss) on investment ($)                 (0.0002)    (0.0000)(1)  (0.0000)(1) (0.0000)(1)  (0.0000)(1) (0.0000)(1)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                        0.0334      0.0318       0.0314      0.0318       0.0272      0.0075
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                                  (0.0336)    (0.0318)     (0.0314)    (0.0318)     (0.0272)    (0.0075)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                          1.00        1.00         1.00        1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                            3.41        3.23         3.18        3.23         2.75        0.75(2)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       985       1,050        1,104       1,240        1,637       1,603
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                            0.51        0.48         0.46        0.43         0.50        0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                   3.35        3.17         3.13        3.18         2.70        2.99(3)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Less than $0.0001.
(2)  Not annualized.
(3)  Annualized.


                                                               FUND DETAILS | 14

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Prime Money Market Fund ............................   811-07340 and
                                                                       033-54632

J.P. Morgan Federal Money Market Fund ..........................   811-07340 and
                                                                       033-54632

J.P. Morgan Tax Exempt Money Market Fund .......................   811-07340 and


J.P. MORGAN FUNDS AND
THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                          Distributor
J.P. Morgan Investment Management, Inc.          Funds Distributor, Inc.
522 Fifth Avenue                                 60 State Street
New York, NY 10036                               Boston, MA 02109
1-800-521-5411                                   1-800-221-7930

--------------------------------------------------------------------------------
                                                      MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------


J.P. MORGAN FIXED INCOME FUNDS

Short Term Bond Fund
Bond Fund
Global Strategic Income Fund
Emerging Markets Debt Fund
Tax Exempt Bond Fund
New York Tax Exempt Bond Fund
California Bond Fund


                                            ------------------------------------
                                            Seeking high total return or current
                                            income by investing primarily in
                                            fixed income securities.


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------


2 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN FIXED INCOME FUNDS
J.P. Morgan Short Term Bond Fund ..........................................    2
J.P. Morgan Bond Fund .....................................................    4
J.P. Morgan Global Strategic Income Fund ..................................    6
J.P. Morgan Emerging Markets Debt Fund ....................................    8
J.P. Morgan Tax Exempt Bond Fund ..........................................   10
J.P. Morgan New York Tax Exempt Bond Fund .................................   12
J.P. Morgan California Bond Fund ..........................................   14

16 | Principles and techniques common to the funds in this prospectus

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ...............................................................   16
J.P. Morgan fixed income funds ............................................   16
The spectrum of fixed income funds ........................................   16
Who may want to invest ....................................................   16
Fixed income investment process ...........................................   17

18 | Investing in the J.P. Morgan Fixed Income funds

YOUR INVESTMENT
Investing through a financial professional ................................   18
Investing through an employer-sponsored retirement plan ...................   18
Investing through an IRA or rollover IRA ..................................   18
Investing directly ........................................................   18
Opening your account ......................................................   18
Adding to your account ....................................................   18
Selling shares ............................................................   19
Account and transaction policies ..........................................   19
Dividends and distributions ...............................................   20
Tax considerations ........................................................   20

21 | More about risk and the funds' business operations

FUND DETAILS
Business structure ........................................................   21
Management and administration .............................................   21
Risk and reward elements ..................................................   22
Investments ...............................................................   24
Financial highlights ......................................................   26

FOR MORE INFORMATION .................................................back cover

J.P. MORGAN SHORT TERM BOND FUND            | TICKER SYMBOL: JPSBX
--------------------------------------------------------------------------------
                                              REGISTRANT: J.P. MORGAN FUNDS
                                              (J.P. MORGAN SHORT TERM BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, and money market instruments, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index. For a description of duration, please see fixed income investment process on page 17.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 17.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund uses futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 20 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $53 billion using similar strategies as the fund.


The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN SHORT TERM BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Short Term Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 6 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year, five years and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                                                1994             1995               1996           1997         1998          1999
20%




                                                                 10.58
10%
                                                                                                                6.84
                                                                                                   6.14
                                                                                    4.94
                                                                                                                              2.81

0%                                              0.11
------------------------------------------------------------------------------------------------------------------------------------


[ ]  J.P. Morgan Short Term Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 3.41% (for the quarter ended 6/30/95); and the lowest quarterly return was -0.54% (for the quarter ended 3/31/94).



Average annual total return            Shows performance over time, for periods ended December 31, 1999
--------------------------------------------------------------------------------------------------------
                                                              Past 1 yr.   Past 5 yrs.   Life of fund(1)
J.P. Morgan Short Term Bond Fund (after expenses)               2.81          6.23           5.06
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (no expenses)             3.06          6.51           5.42
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.25
Marketing (12b-1) fees                                                     none
Other expenses                                                             0.55
--------------------------------------------------------------------------------
Total operating expenses                                                   0.80

Fee waiver and expense
reimbursement(4)                                                           0.20
--------------------------------------------------------------------------------
Net expenses(4)                                                            0.60
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                1 yr.      3 yrs.      5 yrs.    10 yrs.
Your cost($)                     61         235         425        971
--------------------------------------------------------------------------------


(1) The fund commenced operations on 7/8/93 and returns reflect performance of the fund from 7/31/93.

(2)   The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.60% of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 0.57% of the fund's average daily net assets.


                                            J.P. MORGAN SHORT TERM BOND FUND | 3

J.P. MORGAN BOND FUND                            | TICKER SYMBOL: PPBDX
--------------------------------------------------------------------------------
                                                   REGISTRANT: J.P. MORGAN FUNDS
                                                   (J.P. MORGAN BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 17.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17.



     To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund may use futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 20 for further discussion on the tax treatment of capital gains.



An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $29 billion using similar strategies as the fund.


The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January of 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

4 | J.P. MORGAN BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years and compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                 1990         1991        1992        1993         1994         1995         1996       1997        1998        1999
20%
                                                                                18.17


                              13.45

10%              10.09
                                                      9.87
                                                                                                        9.13
                                                                                                                    7.36
                                          6.53
                                                                                             3.13
0%----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              (0.73)
                                                                   (2.97)



(10%)

[ ]  J.P. Morgan Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 6.25% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.39% (for the quarter ended 3/31/94).



Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Past 1 yr.    Past 5 yrs.    Past 10 yrs.(1)
J.P. Morgan Bond Fund (after expenses)                                                    (0.73)         7.23            7.23
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade Bond Index (no expenses)                      (0.83)         7.74            7.65
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.39
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.69
--------------------------------------------------------------------------------


Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                         1 yr.      3 yrs.    5 yrs.      10 yrs.


Your cost($)              70         221       384          859
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/12/93. Returns for the period 1/1/90 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor, which commenced operations on 3/11/88.


(2)   The fund's fiscal year end is 10/31.

(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


                                                       J.P. MORGAN BOND FUND | 5

J.P. MORGAN GLOBAL STRATEGIC
INCOME FUND                         | TICKER SYMBOL: JPGSX
--------------------------------------------------------------------------------
                                      REGISTRANT: J.P. MORGAN FUNDS
                                      (J.P. MORGAN GLOBAL STRATEGIC INCOME FUND)


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank) that the fund believes have the potential to provide a high total return over time. The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions its duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). For a description of duration, please see fixed income investment process on page 17. At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or are the unrated equivalent).

The management team uses the process described on page 17, and also makes country allocations, based primarily on macro-economic factors. The team uses the model allocation shown at right as a basis for its sector allocation, although the actual allocations are adjusted periodically within the indicated ranges. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar investments in developed countries back to the U.S. dollar.

Principal Risks

The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. Foreign and emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. The fund may engage in frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 20 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

MODEL SECTOR ALLOCATION

                            9% international
                            non-dollar
                            (range 0-25%)

35% public/private                                  13% public/private
         mortgages                                  corporates
    (range 20-45%)                                  (range 5-25%)
                            [PIE CHART]
                                                    16% emerging
27% high yield                                      markets
    corporates                                      (range 0-25%)
(range 17-37%)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $3 billion using similar strategies as the fund.


The portfolio management team is led by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities. He has been on the team since the fund's inception.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


6 | J.P. MORGAN GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Global Strategic Income Fund.


The bar chart indicates some of the risks by showing the performance of the fund's(1) shares from year to year for each of the last 2 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged index used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)                                                                      Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                1998        1999
20%




10%


                                                                                                                2.31
                                                                                                                            2.08
0%
------------------------------------------------------------------------------------------------------------------------------------


[ ]  J.P. Morgan Global Strategic Income Fund(1)


For the period covered by this total return chart, the fund's highest quarterly return was 3.04% (for the quarter ended 3/31/98); and the lowest quarterly return was -1.58% (for the quarter ended 9/30/98).



Average annual total return                                         Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Past 1 yr.       Life of fund(1)
J.P. Morgan Global Strategic Income Fund (after expenses)                                     2.08               5.03
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (no expenses)                                           (0.83)              6.49
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.45
Marketing (12b-1) fees                                                      none
Other expenses                                                              1.09
--------------------------------------------------------------------------------
Total operating expenses                                                    1.54

Fee waiver and expense
reimbursement(4)                                                            0.54
--------------------------------------------------------------------------------
Net expenses(4)                                                             1.00
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                               1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                    102      433       788       1,789
--------------------------------------------------------------------------------


(1) The fund commenced operations on 11/5/97. For the period 3/31/97 through 11/30/97, returns reflect performance of the J.P. Morgan Institutional Global Strategic Income Fund (a separate feeder fund investing in the same master portfolio). These returns reflect lower operating expenses than those of the fund. Therefore these returns may be higher than the fund's would have been had it existed during the same period.

(2)   The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.00% of the fund's average daily net assets through 2/28/01.


                                    J.P. MORGAN GLOBAL STRATEGIC INCOME FUND | 7

J.P. MORGAN EMERGING
MARKETS DEBT FUND                     | TICKER SYMBOL: JEMDX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN EMERGING MARKETS DEBT FUND)


[GRAPHIC OMITTED]
RISKS/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APROACH

Principal Strategies

The fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom, and most Western European countries. Issuers of portfolio securities may include foreign governments, corporations, and financial institutions. These securities may be of any maturity and quality, but under normal market conditions the fund's duration will generally range between three and five years, similar to that of the Emerging Markets Bond Index Plus. For a description of duration, please see fixed income investment process on page 17. The fund does not have any minimum quality rating and may invest without limit in securities that are rated in the lowest rating categories (or are the unrated equivalent).

In addition to the investment process described on page 17, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors.

Principal Risks

The fund's share price and total return will vary in response to changes in emerging bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the fund is non-diversified and may invest more than 5% of its assets in a single issuer and its primary securities combine the risks of emerging markets and low credit quality, its performance is likely to be more volatile than that of other fixed income investments. These risks and fund volatility are likely to be compounded when the fund concentrates its investments in a small number of countries. Emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 20 for further discussion on the tax treatment of capital gains. Since the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared to ride out periods of negative return.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $2.7 million using similar strategies as the fund.

The portfolio management team is led by Michael Cembalest, managing director, who has been at J.P. Morgan from 1988 to January 1998 and since June 1998, and Paul Dickson, vice president, who has been at J.P. Morgan since November 1999. Prior to joining the portfolio management team, Mr. Cembalest was responsible for sovereign debt analysis in the emerging markets group. From January 1998 to June 1998, Mr. Cembalest was a portfolio manager at Morgan Stanley. Previously, Mr. Dickson was the senior emerging markets debt strategist at Lehman Brothers. From 1993 to 1997, Mr. Dickson served as a strategist with Chase Manhattan Bank.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


8 | J.P. MORGAN EMERGING MARKETS DEBT FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Emerging Markets Debt Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last 2 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and life of fund compare to those of the Emerging Markets Bond Index Global. This is a broad-based unmanaged index which tracks total return for U.S. dollar denominated emerging markets debt, including Brady bonds, Eurobonds and loans. Previously, the fund's benchmark was the Emerging Markets Bond Index Plus.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)                                                                      Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1998        1999
40%


                                                                                                                      25.97

20%




0%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                          (15.93)

(20%)


[ ] J.P. Morgan Emerging Market Debt Fund


For the period covered by this total return chart, the fund's highest quarterly return was 14.16% (for the quarter ended 12/31/99) and the lowest quarterly return was -21.73% (for the quarter ended 9/30/98).



Average annual total return (%)                                      Shows performance over time, for period ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Past 1 yr.     Life of fund(1)
J.P. Morgan Emerging Market Debt Fund (after expenses)                                               25.97            3.46
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Index Global (no expenses)                                                     24.19            6.41
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Index Plus (no expenses)                                                       25.98            6.24
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.70
Marketing (12b-1) fees                                                      none
Other expenses                                                              1.81
--------------------------------------------------------------------------------
Total operating expenses                                                    2.51

Fee waiver and expense
reimbursement(4)                                                            1.26
--------------------------------------------------------------------------------
Net expenses(4)                                                             1.25
--------------------------------------------------------------------------------


Expense example(4)
--------------------------------------------------------------------------------


The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                              1 yr.     3 yrs.     5 yrs.     10 yrs.
Your cost($)                   127       661       1,222       2,751
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/17/97 and returns reflect performance of the fund from 4/30/97.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 12/31.

(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.25% of the fund's average daily net assets through 11/28/00.


                                      J.P. MORGAN EMERGING MARKETS DEBT FUND | 9

J.P. MORGAN TAX EXEMPT
BOND FUND                                   | TICKER SYMBOL: PPTBX
--------------------------------------------------------------------------------
                                              REGISTRANT: J.P. MORGAN FUNDS
                                              (J.P. MORGAN TAX EXEMPT BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in high quality municipal securities that it believes have the potential to provide high current income that is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 17. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 17.

Investors should be prepared for higher share price volatility than from a tax exempt fund of shorter duration. The fund's performance could also be affected by market reaction to proposed tax legislation. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


10 | J.P. MORGAN TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index, the fund's current benchmark. Since this index has not been in existence during all of the past ten years, the table also shows the performance of the Lehman Quality Intermediate Municipal Bond Index, the fund's previous benchmark. Both are unmanaged indices that measure municipal bond market performance.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                    1990        1991        1992       1993        1994        1995         1996       1997        1998        1999
20%




                                                                               13.40


                                10.92
10%
                                                       9.58
                                            7.47                                                       7.42
                    6.87
                                                                                                                   5.47

                                                                                            3.54


0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              (0.88)

                                                                   (2.70)





(10%)


[ ]  J.P. Morgan Tax Exempt Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 5.09% (for the quarter ended 3/31/95); and the lowest quarterly return was -3.08% (for the quarter ended 3/31/94).



Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Past 1 yr.   Past 5 yrs.   Past 10 yrs.(1)
J.P. Morgan Tax Exempt Bond Fund (after expenses)                                         (0.88)        5.69           6.00
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index  (no expenses)                             (0.06)        6.32            N/A
------------------------------------------------------------------------------------------------------------------------------------
Lehman Quality Intermediate Municipal Bond Index (no expenses)                             0.30         6.25           6.60
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.38
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.68
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                       1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                            69       218       379        847
--------------------------------------------------------------------------------


(1) The fund commenced operations on 7/12/93. For the period 1/1/90 through 7/31/93 returns reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 8/31.


(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


                                           J.P. MORGAN TAX EXEMPT BOND FUND | 11

J.P. MORGAN NEW YORK
TAX EXEMPT BOND FUND               | TICKER SYMBOL: PPNYX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN FUNDS
                                     (J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in New York municipal securities that it believes have the potential to provide high current income which is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 17. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


12 | J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan New York Tax Exempt Bond Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 5 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            1995         1996       1997        1998        1999
20%


                                                                           13.03

10%
                                                                                                    7.41
                                                                                                                5.39
                                                                                         3.96

0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            (0.84)



(10%)


[ ] J.P. Morgan New York Tax Exempt Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.80% (for the quarter ended 3/31/95) and the lowest quarterly return was -1.83% (for the quarter ended 6/30/99).



Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Past 1 yr.       Life of fund(1)
J.P. Morgan New York Tax Exempt Bond Fund (after expenses)                                          (0.84)             5.06
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                                        (0.06)             5.95
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.48
--------------------------------------------------------------------------------
Total operating expenses                                                    0.78

Fee waiver and expense
reimbursement(4)                                                            0.08
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.70
--------------------------------------------------------------------------------


Expense example(4)
--------------------------------------------------------------------------------


The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                              1 yr.       3 yrs.       5 yrs.       10 yrs.
Your cost($)                   72          241          425           959
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94 and returns reflect performance of the fund from 4/30/94.


(2) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 3/31.

(3) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.70% of the fund's average daily net assets through 11/28/00.


                                  J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND | 13

J.P. MORGAN CALIFORNIA
BOND FUND                    | TICKER SYMBOL: JPCBX
--------------------------------------------------------------------------------
                               REGISTRANT: J.P. MORGAN SERIES TRUST
                               (J.P. MORGAN CALIFORNIA BOND FUND: SELECT SHARES)


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 22-25.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in California municipal securities that it believes have the potential to provide high current income which is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 17. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


14 | J.P. MORGAN CALIFORNIA BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan California Bond Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 3 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)                                                                      Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              1997        1998        1999
10%

                                                                                              7.61

                                                                                                          5.48
5%




0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (0.78)



(10%)


[ ] J.P. Morgan California Bond Fund: Select Shares(1) (a separate class of shares)


For the period covered by this total return chart, the fund's highest quarterly return was 3.46% (for the quarter ended 9/30/98) and the lowest quarterly return was -2.02% (for the quarter ended 6/30/99).



Average annual total return (%)                                      Shows performance over time, for period ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Past 1 yr.    Life of fund(1)
J.P. Morgan California Bond Fund: Select Shares (a separate class of shares) (after expenses)          (0.78)           4.04
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                                           (0.06)           4.66
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses(4)                                                           0.57
--------------------------------------------------------------------------------
Total annual fund
operating expenses(4)                                                       0.87
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                              1 yr.      3 yrs.     5 yrs.       10 yrs.

Your cost($)                   89         278        482          1,073
--------------------------------------------------------------------------------


     (1) The fund commenced operations on 4/21/97 and returns reflect the performance of the fund from 5/1/97 forward. For the period 1/1/97 through 4/30/97, returns reflect the performance of J.P. Morgan California Bond Fund:
Institutional Shares (a separate class of shares). Performance during this period reflects operating expenses which are lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time period.


(2)   The fund's fiscal year end is 4/30.

(3) This table shows expenses for the past fiscal year before reimbursement, expressed as a percentage of average net assets.

(4) After reimbursement, other expenses and total operating expenses are 0.35% and 0.65%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                           J.P. MORGAN CALIFORNIA BOND FUND | 15

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN FIXED INCOME FUNDS

These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

o the types of securities they hold

o the tax status of the income they offer

o the relative emphasis on current income versus total return

Who May Want to Invest
--------------------------------------------------------------------------------

The funds are designed for investors who:

o     want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o     want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

o with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

The funds are not designed for investors who:

o     are investing for aggressive long-term growth

o     require stability of principal

o with regard to the Global Strategic Income or Emerging Markets Debt funds, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA

Potential risk and return

[The following table was represented as an x-y chart in the printed material.]

Lower Risk, Lower Return (after taxes)
               |
               |                                Short Term Bond Fund
               |
               |                                Bond Fund
               |
               |                                Tax Exempt Bond Fund*
               |
               |                                New York Tax Exempt Bond Fund*
               |                                California Bond Fund*
               |
               |                                Global Strategic Income Fund
               |
               |                                Emerging Markets Debt Fund
               V
Higher Risk, Higher Return (after taxes)

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


16 | FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas, and when consistent with a fund's investment approach, takes positions in many different areas, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
The funds invest across a range of
     different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
Each fund makes its portfolio decisions
as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

 [GRAPHIC OMITTED]
 J.P. Morgan uses a disciplined process
     to control each fund's sensitivity
                      to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. Each fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


                                           FIXED INCOME MANAGEMENT APPROACH | 17

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  State Street Bank & Trust Company
  Routing number: 011-000-028
  Credit: J.P. Morgan Funds
  Account number: 9904-226-9
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Transfer Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.


18 | YOUR INVESTMENT

--------------------------------------------------------------------------------

SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption In Kind

o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------
Transfer Agent                                  Shareholder Services Agent
State Street Bank and Trust Company             J.P. Morgan Funds Services
P.O. Box 8411                                   522 Fifth Avenue
Boston, MA 02266-8411                           New York, NY 10036
Attention: J.P. Morgan Funds Services           1-800-521-5411

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                            YOUR INVESTMENT | 19

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
  Transaction                       Tax status

  Income dividends from the         Exempt from federal, state,
  New York Tax Exempt Bond          and New York City personal
  Fund                              income taxes for New York
                                    residents only

  Income dividends from the         Exempt from federal and state
  California Bond Fund              personal income taxes for
                                    California residents only

  Income dividends from the         Exempt from federal personal
  Tax Exempt Bond Fund              income taxes

  Income dividends from             Ordinary income
  all other funds

  Short-term capital gains          Ordinary income
  distributions

  Long-term capital gains           Capital gains
  distributions

  Sales or exchanges of             Capital gains or
  shares owned for more             losses
  than one year

  Sales or exchanges of             Gains are treated as ordinary
  shares owned for one year         income; losses are subject
  or less                           to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


20 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the California Bond Fund) is a series of J.P. Morgan Funds, a Massachusetts business trust, and a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers.

J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

  Advisory services            Percentage of the master
                               portfolio's average net assets

  Short Term Bond                      0.25%

  Bond                                 0.30%

  Global Strategic Income              0.45%

  Emerging Markets Debt                0.70%

  Tax Exempt Bond                      0.30%

  New York Tax Exempt Bond             0.30%

  Administrative services      Master portfolio's and fund's pro-
  (fee shared with Funds       rata portions of 0.09% of the
  Distributor, Inc.)           first $7 billion of average net
                               assets in J.P. Morgan-advised
                               portfolios, plus 0.04% of average
                               net assets over $7 billion

  Shareholder services         0.25% of each fund's average
                               net assets

The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

  Advisory services            0.30% of the fund's average
                               net assets

  Administrative services      Fund's pro-rata portion of
  (fee shared with Funds       0.09% of the first $7 billion of
  Distributor, Inc.)           average net assets in J.P. Morgan-
                               advised portfolios, plus 0.04% of
                               average net assets over $7 billion

  Shareholder services         0.25% of the fund's average
                               net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.



                                                               FUND DETAILS | 21

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                   Potential rewards               Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
Market conditions

o Each fund's share price,        o Bonds have generally          o Under normal circumstances the funds plan to remain fully
  yield, and total return will      outperformed money market       invested in bonds and other fixed income securities as noted in
  fluctuate in response to          investments over the long       the table on pages 24-25
  bond market movements             term, with less risk than
                                    stocks                        o The funds seek to limit risk and enhance total return or yields
o The value of most bonds will                                      through careful management, sector allocation, individual
  fall when interest rates        o Most bonds will rise in         securities selection, and duration management
  rise; the longer a bond's         value when interest rates
  maturity and the lower its        fall                          o During severe market downturns, the funds have the option of
  credit quality, the more its                                      investing up to 100% of assets in investment-grade short-term
  value typically falls           o Mortgage-backed and             securities
                                    asset-backed securities can
o Adverse market conditions         offer attractive returns      o J.P. Morgan monitors interest rate trends, as well as
  may from time to time cause                                       geographic and demographic information related to
  a fund to take temporary                                          mortgage-backed securities and mortgage prepayments
  defensive positions that are
  inconsistent with its
  principal investment
  strategies and may hinder a
  fund from achieving its
  investment objective

o Mortgage-backed and
  asset-backed securities
  (securities representing an
  interest in, or secured by,
  a pool of mortgages or other
  assets such as receivables)
  could generate capital
  losses or periods of low
  yields if they are paid off
  substantially earlier or
  later than anticipated

Credit quality

o The default of an issuer        o Investment-grade bonds have   o Each fund maintains its own policies for balancing credit
  would leave a fund with           a lower risk of default         quality against potential yields and gains in light of its
  unpaid interest or principal                                      investment goals
                                  o Junk bonds offer higher
o Junk bonds (those rated           yields and higher potential   o J.P. Morgan develops its own ratings of unrated securities and
  BB/Ba or lower) have a            gains                           makes a credit quality determination for unrated securities higher risk of default, tend
  to be less liquid, and may
  be more difficult to value

Foreign investments

o A fund could lose money         o Foreign bonds, which          o Foreign bonds are a primary investment only for the Global
  because of foreign                represent a major portion of    Strategic Income and Emerging Markets Debt funds and may be a
  government actions,               the world's fixed income        significant investment for the Short Term Bond and Bond funds;
  political instability, or         securities, offer attractive    the Tax Exempt Bond, New York Tax Exempt Bond and California
  lack of adequate and              potential performance and       Bond funds are not permitted to invest any assets in foreign
  accurate information              opportunities for               bonds
                                    diversification
o Currency exchange rate                                          o To the extent that a fund invests in foreign bonds, it may
  movements could reduce gains    o Favorable exchange rate         manage the currency exposure of its foreign investments
  or create losses                  movements could generate        relative to its benchmark, and may hedge a portion of its
                                    gains or reduce losses          foreign currency exposure into the U.S. dollar from time to
o Currency and investment                                           time (see also "Derivatives"); these currency management
  risks tend to be higher in      o Emerging markets can offer      techniques may not be available for certain emerging markets
  emerging markets                  higher returns                  investments

Management choices

o A fund could underperform       o A fund could outperform its   o J.P. Morgan focuses its active management on those areas where
  its benchmark due to its          benchmark due to these same     it believes its commitment to research can most enhance returns
  sector, securities or             choices                         and manage risks in a consistent way
  duration choices


22 | FUND DETAILS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                   Potential rewards               Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,    o Hedges that correlate well    o The funds use derivatives, such as futures, options, swaps and
  options, swaps and forward        with underlying positions       forward foreign currency contracts, for hedging and for risk
  foreign currency contracts        can reduce or eliminate         management (i.e., to adjust duration or yield curve exposure,
  that are used for hedging         losses at low cost              or to establish or adjust exposure to particular securities,
  the portfolio or specific                                         markets, or currencies); risk management may include management
  securities may not fully        o A fund could make money and     of a fund's exposure relative to its benchmark; the Tax Exempt
  offset the underlying             protect against losses if       Bond, New York Tax Exempt Bond and California Bond funds are
  positions(1) and this could       management's analysis proves    permitted to enter into futures and options transactions,
  result in losses to the fund      correct                         however, these transactions result in taxable gains or losses
  that would not have                                               so it is expected that these funds will utilize them
  otherwise occurred              o Derivatives that involve        infrequently; forward foreign currency contracts are not
                                    leverage could generate         permitted to be used by the Tax Exempt Bond, New York Tax
o Derivatives used for risk         substantial gains at low        Exempt Bond and California Bond funds
  management may not have the       cost
  intended effects and may                                        o The funds only establish hedges that they expect will be highly
  result in losses or missed                                        correlated with underlying positions
  opportunities
                                                                  o While the funds may use derivatives that incidentally involve
o The counterparty to a                                             leverage, they do not use them for the specific purpose of
  derivatives contract could                                        leveraging their portfolios
  default

o Certain types of derivatives
  involve costs to the funds
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses

Securities lending

o When a fund lends a             o A fund may enhance income     o J.P. Morgan maintains a list of approved borrowers
  security, there is a risk         through the investment of
  that the loaned securities        the collateral received from  o The fund receives collateral equal to at least 100% of the
  may not be returned if the        the borrower                    current value of securities loaned
  borrower defaults
                                                                  o The lending agents indemnify a fund against borrower default
o The collateral will be
  subject to the risks of the                                     o J.P. Morgan's collateral investment guidelines limit the
  securities in which it is                                         quality and duration of collateral investment to minimize
  invested                                                          losses

                                                                  o Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings

o A fund could have difficulty    o These holdings may offer      o No fund may invest more than 15% of net assets in illiquid
  valuing these holdings            more attractive yields or       holdings
  precisely                         potential growth than
                                    comparable widely traded      o To maintain adequate liquidity to meet redemptions, each fund
o A fund could be unable to         securities                      may hold investment-grade short-term securities (including
  sell these holdings at the                                        repurchase agreements and reverse purchase agreements) and, for
  time or price desired                                             temporary or extraordinary purposes, may borrow from banks up to 33 1/3% of the value of its total assets

When-issued and delayed
delivery securities

o When a fund buys securities     o A fund can take advantage of  o Each fund uses segregated accounts to offset leverage risk
  before issue or for delayed       attractive transaction
  delivery, it could be             opportunities
  exposed to leverage risk if
  it does not use segregated
  accounts

Short-term trading


o Increased trading would         o A fund could realize gains    o The funds may use short-term trading to take advantage of
  raise a fund's transaction        in a short period of time       attractive or unexpected opportunities or to meet demands
  costs                                                             generated by shareholder activity. The turnover rate for each
                                  o A fund could protect against    fund for its most recent fiscal year end is as follows: Short
o Increased short-term capital      losses if a bond is             Term Bond (398%), Bond (465%), Global Strategic Income (318%),
  gains distributions would         overvalued and its value        Emerging Markets Debt, for the seven months ended 7/31/99
  raise shareholders' income        later falls                     (555%), Tax Exempt Bond, for the eleven months ended 7/31/99
  tax liability                                                     (29%), New York Tax Exempt Bond, for the four months ended
                                                                    7/31/99 (8%), and California Bond (40%).


(1)   A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 23

--------------------------------------------------------------------------------

Investments

This table discusses the customary types of investments which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.

O   Permitted (and if applicable, percentage limitation)
         percentage of total assets   - bold
         percentage of net assets     - italic
*   Permitted, but not typically used
+   Permitted, but no current intention of use
--  Not permitted


                                                                              Global     Emerging    Tax      New York
                                                        Short Term           Strategic   Markets    Exempt   Tax Exempt   California
                           Principal Types of Risk         Bond       Bond    Income       Debt      Bond       Bond         Bond
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities      credit, interest
Interests in a stream of     rate, market,
payments from specific       prepayment                     O           O        O          *         *          *            *
assets, such as auto or
credit card receivables.
------------------------------------------------------------------------------------------------------------------------------------
Bank obligations             credit, currency,
Negotiable certificates      liquidity, political
of deposit, time deposits                                   O(1)        O(1)     O          O         *          *            *
and bankers' acceptances                                                                            Domestic  Domestic     Domestic
of domestic and foreign                                                                               Only      Only         Only
issuers.
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper             credit, currency,
Unsecured short term debt    interest rate,
issued by domestic and       liquidity, market,
foreign banks or             political                      O(1)        O(1)     *          *         O          O            O
corporations. These
securities are usually
discounted and are rated
by S&P or Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities       credit, currency,
Domestic and foreign debt    interest rate,
securities that can be       liquidity, market,             O(1)        O(1)     *          O         --         --           --
converted into equity        political, valuation
securities at a future
time and price.
------------------------------------------------------------------------------------------------------------------------------------
Corporate bonds Debt         credit, currency,
securities of domestic       interest rate,
and foreign industrial,      liquidity, market,             O(1)        O(1)     O          O         --         --           --
utility, banking, and        political, valuation
other financial
institutions.
------------------------------------------------------------------------------------------------------------------------------------
Mortgages (directly held)    credit,
Domestic debt instrument     environmental,
which gives the lender a     extension, interest
lien on property as          rate, liquidity,               O           O        O          +         +          +            +
security for the loan        market, natural
payment.                     event, political,
                             prepayment,
                             valuation
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed              credit, currency,
securities Domestic and      extension, interest
foreign securities (such     rate, leverage,
as Ginnie Maes, Freddie      market, political,
Macs, Fannie Maes) which     prepayment
represent interests in                                      O(1)        O(1)     O          *         --         --           --
pools of mortgages,
whereby the principal and
interest paid every month
is passed through to the
holder of the securities.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls The    currency, extension,
purchase of domestic or      interest rate,
foreign mortgage-backed      leverage, liquidity,
securities with the          market, political,
promise to purchase          prepayment
similar securities upon                                     O(1)        O(1)     O          --        --         --           --
the maturity of the                                        33 1/3%     33 1/3%  33 1/3%
original security.
Segregated accounts are
used to offset leverage
risk.
------------------------------------------------------------------------------------------------------------------------------------
Participation interests      credit, currency,
Interests that represent     extension, interest
a share of domestic or       rate, liquidity,               O(1)        O(1)     O          O         --         --           --
foreign bank debt or         political,
similar securities or        prepayment
obligations.
------------------------------------------------------------------------------------------------------------------------------------
Private placements Bonds     credit, interest
or other investments that    rate, liquidity,
are sold directly to an      market, valuation              O           O        O          O         O          O            O
institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
REITs and other              credit, interest
real-estate related          rate, liquidity,
instruments Securities of    market, natural                O           O        O          --        --         --           --
issuers that invest in       event, prepayment,
real estate or are           valuation
secured by real estate.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements        credit
Contracts whereby the
fund agrees to purchase a
security and resell it to                                   O           O        O          O         *          *            *
the seller on a
particular date and at a
specific price.
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase           credit
agreements Contracts
whereby the fund sells a
security and agrees to                                      O(3)        O(3)     O(3)       O(3)      *(3)       *(3)         *(3)
repurchase it from the
buyer on a particular
date and at a specific
price. Considered a form
of borrowing.
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt, Brady        credit, currency,
bonds, and debt of           interest rate,
supranational                market, political
organizations Dollar- or
non-dollar-denominated
securities issued by                                        O(1)        O(1)     O          O         --         --           --
foreign governments or
supranational
organizations. Brady
bonds are issued in
connection with debt
restructurings.
------------------------------------------------------------------------------------------------------------------------------------
Swaps Contractual            credit, currency,
agreement whereby a          interest rate,
domestic or foreign party    leverage, market,
agrees to exchange           political                      O(1)        O(1)     O          O         O          --           --
periodic payments with a
counterparty. Segregated
accounts are used to
offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Synthetic variable rate      credit, interest
instruments Debt             rate, leverage,
instruments whereby the      liquidity, market
issuer agrees to exchange                                   --          --       --         --        O          O            O
one security for another
in order to change the
maturity or quality of a
security in the fund.
------------------------------------------------------------------------------------------------------------------------------------
Tax exempt municipal         credit, interest
securities Securities,       rate, market,
generally issued as          natural event,
general obligation and       political
revenue bonds, whose                                        *           *        --         --        O(2)       O(2)         O(2)
interest is exempt from
federal taxation and
state and/or local taxes
in the state where the
securities were issued.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government              interest rate
securities Debt
instruments (Treasury
bills, notes, and bonds)                                    O           O        O          O         O          O            O
guaranteed by the U.S.
government for the timely
payment of principal and
interest.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon, pay-in-kind,    credit, currency,
and deferred payment         interest rate,
securities Domestic and      liquidity, market,
foreign securities           political, valuation
offering non-cash or
delayed-cash payment.                                       O(1)        O(1)     O          O         O          O            O
Their prices are
typically more volatile
than those of some other
debt instruments and
involve certain special
tax considerations.
------------------------------------------------------------------------------------------------------------------------------------


Risk related to certain investments held by J.P. Morgan fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.


(2) At least 65% of the California Bond Fund's assets must be in California municipal securities, at least 65% of the New York Tax Exempt Bond Fund's assets must be in New York municipal securities, and at least 80% of the New York Tax Exempt and Tax Exempt Bond Funds' assets must be in tax exempt securities.


(3) All forms of borrowing (including securities lending and reverse repurchase agreements) in the aggregate may not exceed 33 1/3 of the fund's total assets.


24 & 25 | FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

--------------------------------------------------------------------------------

J.P. MORGAN SHORT TERM BOND FUND


Per-share data                                                               For fiscal years ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                   1995           1996           1997           1998           1999
Net asset value, beginning of year ($)                             9.60           9.84           9.86           9.85           9.98
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                       0.57           0.53           0.58           0.56           0.57
   Net realized and unrealized gain (loss)
   on investment ($)                                               0.24           0.02          (0.01)          0.13          (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                               0.81           0.55           0.57           0.69           0.26
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                      (0.57)         (0.53)         (0.58)         (0.56)         (0.51)
   Net realized gain ($)                                             --             --             --             --          (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                           (0.57)         (0.53)         (0.58)         (0.56)         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                   9.84           9.86           9.85           9.98           9.68
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                   8.70           5.77           5.98           7.24           2.70
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                            10,330          8,207         14,519         30,984         38,714
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                0.67           0.62           0.50           0.50           0.57
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                       5.88           5.42           5.94           5.66           5.24
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                              1.48           1.61           1.38           0.98           0.80
   ---------------------------------------------------------------------------------------------------------------------------------


(1)   Not annualized.
(2)   Annualized.


26 | FUND DETAILS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J.P. MORGAN BOND FUND


Per-share data                                                               For fiscal years ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                               1995            1996            1997            1998            1999
Net asset value, beginning of year ($)                         9.64           10.41           10.30           10.42           10.59
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                   0.64            0.62            0.66            0.65            0.58
   Net realized and unrealized gain (loss)
   on investment ($)                                           0.77           (0.11)           0.18            0.17           (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                           1.41            0.51            0.84            0.82           (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                  (0.64)          (0.62)          (0.65)          (0.65)          (0.59)
   Net realized gain ($)                                         --              --           (0.07)             --           (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                       (0.64)          (0.62)          (0.72)          (0.65)          (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                              10.41           10.30           10.42           10.59            9.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              15.10            5.13            8.58            8.06           (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                       143,004         149,207         169,233         216,285         234,874
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                            0.69            0.66            0.68            0.66            0.69
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                   6.40            6.08            6.41            6.14            5.72
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                          0.69            0.66            0.68            0.66            0.69
   ---------------------------------------------------------------------------------------------------------------------------------


(1)   Not annualized.
(2)   Annualized.

--------------------------------------------------------------------------------

J.P. MORGAN GLOBAL STRATEGIC INCOME FUND


Per-share data                                                                                   For fiscal periods ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1998(1)              1999
Net asset value, beginning of period ($)                                                                 10.21                 9.77
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                                              0.70                 0.60
   Net realized and unrealized loss
   on investment ($)                                                                                     (0.49)               (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                                      0.21                 0.22
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                                                             (0.63)               (0.59)
   Return of capital                                                                                     (0.02)                  --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                                                  (0.65)               (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                                        9.77                 9.40
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                          1.97(2)              2.26
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                 10,166                9,073
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                                                       1.00(3)              1.00
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                                              6.24(3)              6.35
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                                                     1.89(3)              1.54
   ---------------------------------------------------------------------------------------------------------------------------------


(1)   The fund commenced operations on 11/5/97.
(2)   Not annualized.
(3)   Annualized.


                                                               FUND DETAILS | 27

--------------------------------------------------------------------------------

J.P. MORGAN EMERGING MARKETS DEBT FUND


                                                                                                                      For the seven
                                                                                                                             months
Per-share data                                                                           For periods ended                    ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     12/31/97(1)        12/31/98            7/31/99
Net asset value, beginning of period ($)                                                10.00               9.76             7.30
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                             0.58               1.15             0.49
   Net realized and unrealized loss
   on investment ($)                                                                    (0.05)             (2.64)            0.02
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                     0.53              (1.49)            0.51
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                                            (0.58)             (0.81)           (0.52)
   Excess of net investment income ($)                                                  (0.02)             (0.16)              --
   Net realized gain ($)                                                                (0.17)               .--               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                                 (0.77)             (0.97)           (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                       9.76               7.30             7.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                         5.47(2)          (15.93)            7.27(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                11,978             19,313           26,216
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                                      1.25(3)            1.25             1.25(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                             9.71(3)           10.05            12.28(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                                    2.40(3)            2.09             2.51(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Interest Expense                                                                        --                 --             0.02(3)
   ---------------------------------------------------------------------------------------------------------------------------------


(1)   The fund commenced operations on 4/17/97.
(2)   Not annualized.
(3)   Annualized.

--------------------------------------------------------------------------------

J.P. MORGAN TAX EXEMPT BOND FUND

                                                                                                                      For the 11
                                                                                                                          months
Per-share data                                                            For periods ended                                ended
------------------------------------------------------------------------------------------------------------------------------------
                                              8/31/94        8/31/95        8/31/96        8/31/97        8/31/98        7/31/99
Net asset value, beginning of period ($)        12.04          11.45          11.73          11.63          11.85          12.15
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                     0.51           0.55           0.55           0.55           0.54           0.46
   Net realized and unrealized gain (loss)
   on investment ($)                            (0.35)          0.29          (0.08)          0.24           0.30          (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)             0.16           0.84           0.47           0.79           0.84           0.10
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                    (0.51)         (0.55)         (0.55)         (0.55)         (0.54)          0.46
   Net realized gain ($)                        (0.24)         (0.01)         (0.02)         (0.02)         (0.00)(1)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)         (0.75)         (0.56)         (0.57)         (0.57)         (0.54)         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)              11.45          11.73          11.63          11.85          12.15          11.77
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                 1.35           7.63           4.01           6.95           7.21           0.83(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       392,460        352,005        369,987        401,007        439,225        431,685
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                              0.71           0.71           0.64           0.64           0.64           0.68(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                     4.39           4.87           4.67           4.67           4.44           4.21(3)
   ---------------------------------------------------------------------------------------------------------------------------------

(1)   Less than $0.01 per share.
(2)   Not annualized.
(3)   Annualized.


28 | FUND DETAILS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

                                                                                                                     For the four
                                                                                                                           months
Per-share data                                                             For periods ended                                ended
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/95(1)       3/31/96       3/31/97       3/31/98       3/31/99       7/31/99
Net asset value, beginning of period ($)          10.00            10.11         10.34         10.28         10.62         10.66
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                       0.40             0.46          0.46          0.46          0.42          0.13
   Net realized and unrealized gain (loss)
   on investment ($)                               0.11             0.26         (0.03)         0.40          0.14         (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)               0.51             0.72          0.43          0.86          0.56         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                      (0.40)           (0.46)        (0.46)        (0.46)        (0.42)        (0.13)
   Net realized gain ($)                             --            (0.03)        (0.03)        (0.06)        (0.10)        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)           (0.40)           (0.49)        (0.49)        (0.52)        (0.52)        (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                10.11            10.34         10.28         10.62         10.66         10.35
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                   5.26(2)          7.16          4.19          8.49          5.39         (1.41)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          38,137           50,523        56,198        85,161       119,152       115,690
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                0.75(3)          0.75          0.75          0.71          0.70          0.70(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                       4.31(3)          4.43          4.44          4.33          3.95          3.82(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)              0.97(3)          0.79          0.81          0.77          0.74          0.78(3)
   ---------------------------------------------------------------------------------------------------------------------------------

(1)   The fund commenced operations on 4/11/94.
(2)   Not annualized.
(3)   Annualized.

--------------------------------------------------------------------------------

J.P. MORGAN CALIFORNIA BOND FUND-SELECT SHARES


                                                                                                                      For the six
                                                                                                                           months
Per-share data                                                                    For fiscal periods ended                  ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                          4/30/97(1)        4/30/98       4/30/99        10/31/99
                                                                                                                        (unaudited)
Net asset value, beginning of period ($)                                   10.00             10.04          10.35          10.57
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                0.01              0.41           0.40           0.20
   Net realized and unrealized gain (loss)
   on investment ($)                                                        0.04              0.31           0.26          (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                        0.05              0.72           0.66          (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income ($)                                                  (0.01)            (0.41)         (0.40)         (0.20)
   Net realized gain ($)                                                      --                --          (0.04)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                    (0.01)            (0.41)         (0.44)         (0.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                         10.04             10.35          10.57          10.18
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                            0.51(2)           7.20           6.43          (1.84)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                      302             5,811         17,391         15,209
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                         0.62(3)           0.65           0.65           0.65(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                4.52(3)           3.94           3.76           3.76(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                       1.17(3)           1.00           0.87           0.83(3)
   ---------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover (%)                                                     40                44             40           0.54
   ---------------------------------------------------------------------------------------------------------------------------------


(1)   The fund commenced operations on 4/21/97.
(2)   Not annualized.
(3)   Annualized.


                                                               FUND DETAILS | 29

--------------------------------------------------------------------------------

FOR MORE INFORMATION

--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-521-5411

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Short Term Bond Fund .......................811-07340 and 033-54632
J.P. Morgan Bond Fund ..................................811-07340 and 033-54632
J.P. Morgan Global Strategic Income Fund ...............811-07340 and 033-54632
J.P. Morgan Emerging Markets Debt Fund .................811-07340 and 033-54632
J.P. Morgan Tax Exempt Bond Fund .......................811-07340 and 033-54632
J.P. Morgan New York Tax Exempt Bond Fund ..............811-07340 and 033-54632
J.P. Morgan California Bond Fund .......................811-07795 and 333-11125

J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                     Distributor
J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-521-5411                              1-800-221-7930

--------------------------------------------------------------------------------
                                                      MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN U.S. EQUITY FUNDS


Disciplined Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

                                          --------------------------------------
                                          Seeking to outperform U.S. stock
                                          markets over the long term through a
                                          disciplined management approach

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------


2 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN U.S. EQUITY FUNDS
J.P. Morgan Disciplined Equity Fund .........................................  2
J.P. Morgan U.S. Equity Fund ................................................  4
J.P. Morgan U.S. Small Company Fund .........................................  6
J.P. Morgan U.S. Small Company Opportunities Fund ...........................  8
J.P. Morgan Tax Aware U.S. Equity Fund ...................................... 10

12 | Principles and techniques common to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan ................................................................. 12
J.P. Morgan U.S. equity funds ............................................... 12
The spectrum of U.S. equity funds ........................................... 12
Who may want to invest ...................................................... 12
U.S. equity investment process .............................................. 13
Tax aware investing at J.P. Morgan .......................................... 13

14 | Investing in the J.P. Morgan U.S. Equity Funds

YOUR INVESTMENT
Investing through a financial professional .................................. 14
Investing through an employer-sponsored retirement plan ..................... 14
Investing through an IRA or rollover IRA .................................... 14
Investing directly .......................................................... 14
Opening your account ........................................................ 14
Adding to your account ...................................................... 14
Selling shares .............................................................. 15
Account and transaction policies ............................................ 15
Dividends and distributions ................................................. 16
Tax considerations .......................................................... 16

17 | More about risk and the funds' business operations

FUND DETAILS
Business structure .......................................................... 17
Management and administration ............................................... 17
Performance of private accounts ............................................. 18
Risk and reward elements .................................................... 20
Financial highlights ........................................................ 22

FOR MORE INFORMATION .................................................back cover

J.P. MORGAN DISCIPLINED EQUITY FUND      | TICKER SYMBOL: JPEQX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 13.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund or the Tax Aware U.S. Equity Fund.

Principal Risks

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

                                           REGISTRANT: J.P. MORGAN FUNDS
                                           (J.P. MORGAN DISCIPLINED EQUITY FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $26 billion using similar strategies as the fund.


The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Disciplined Equity Fund.


The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last two calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and for the life of the fund compare to those of the S&P500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)                                           Shows changes in returns by calendar year(1)(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1998        1999

40%
                                                                                                         31.98
30%

20%
                                                                                                                     18.02
10%

0%
------------------------------------------------------------------------------------------------------------------------------------


[ ]  J.P. Morgan Disciplined Equity Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 22.83% (for the quarter ended 12/31/98); and the lowest quarterly return was -9.96% (for the quarter ended 9/30/98).



Average annual total return (%)        Shows performance over time, for periods ended December 31, 1999
-------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.     Life of fund(2)
J.P. Morgan Disciplined Equity Fund (after expenses)                       18.02            25.94
-------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                21.04            25.81
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.35
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.51
--------------------------------------------------------------------------------
Total operating expenses                                                    0.86

Fee waiver and
expense reimbursement(5)                                                    0.11
--------------------------------------------------------------------------------
Net expenses(5)                                                             0.75
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Expense example(5)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 10/1/99 through 9/30/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                       1 yr.       3 yrs.     5 yrs.      10 yrs.
Your cost($)            77          263        466        1,051
--------------------------------------------------------------------------------

(1)   The fund commenced operations on 12/31/97.

(2) Life of the fund performance is calculated commencing 1/31/97 as follows: all performance data from 12/31/97 is that of the fund, and for the period 1/31/97 through 12/31/97, returns reflect performance of J.P. Morgan Institutional Disciplined Equity Fund (a separate feeder fund investing in the same master portfolio). These returns reflect lower operating expenses than those of the fund. Therefore, these returns may be higher than the fund's would have been had it existed during the same period.

(3)   The fund's fiscal year end is 5/31.


(4) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.


     (5) Reflects an agreement dated 10/1/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.75% of the fund's average daily net assets through 9/30/00.




                                         J.P. MORGAN DISCIPLINED EQUITY FUND | 3

J.P. MORGAN U.S. EQUITY FUND                    | TICKER SYMBOL: PPEQX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 13. The fund generally considers selling stocks that appear overvalued.

Principal Risks

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

                                                  REGISTRANT: J.P. MORGAN FUNDS
                                                  (J.P. MORGAN U.S. EQUITY FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $17 billion using similar strategies as the fund.

The portfolio management team is led by Henry D. Cavanna, managing director, who joined the team in February of 1998, and has been at J.P. Morgan since 1971. He has served as manager of U.S. equity portfolios prior to managing the fund.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


4 | J.P. MORGAN U.S. EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Equity Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the S&P500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


------------------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%) Shows changes in returns by calendar year(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
           1990        1991        1992       1993        1994        1995         1996       1997        1998        1999

40%
                       34.12
                                                                      32.48
30%
                                                                                               28.41
                                                                                                          24.45
                                                                                   21.06
20%
                                                                                                                      14.69
                                              11.02
10%
                                   8.73
           1.38
0%
------------------------------------------------------------------------------------------------------------------------------------
                                                          (0.61)
(10%)


[ ]  J.P. Morgan U.S. Equity Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 21.33% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.83% (for the quarter ended 9/30/90).



Average annual total return (%) Shows performance over time, for periods ended December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1 yr.         Past 5 yrs.         Past 10 yrs.
J.P. Morgan U.S. Equity Fund (after expenses)                               14.69               24.07               16.97
------------------------------------------------------------------------------------------------------------------------------------
S&P500 Index  (no expenses)                                                 21.04               28.55               18.21
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.40

Marketing (12b-1) fees                                                      none

Other expenses                                                              0.39
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.79
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                       1 yr.            3 yrs.         5 yrs.         10 yrs.
Your cost($)            81               252            439             978
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/18/93. For the period 1/1/89 through 7/31/93 returns reflect performance of The Pierpont Equity Fund, the predecessor of the fund.

(2)   The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.


                                                J.P. MORGAN U.S. EQUITY FUND | 5

J.P. MORGAN U.S. SMALL COMPANY FUND      | TICKER SYMBOL: PPCAX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 13. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

Principal Risks

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

                                           REGISTRANT: J.P. MORGAN FUNDS
                                           (J.P. MORGAN U.S. SMALL COMPANY FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $4.5 billion using similar strategies as the fund.


The portfolio management team is led by Marian U. Pardo, managing director, and Alexandra F. Wells, vice president. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms.Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


6 | J.P. MORGAN U.S. SMALL COMPANY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Small Company Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


------------------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%)                                                        Shows changes in returns by calendar year(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
           1990        1991        1992       1993        1994        1995         1996       1997        1998        1999


60%
                       59.59
                                                                                                                      44.00
                                                                      31.86
30%
                                                                                              22.75
                                                                                   20.75
                                   18.98
                                              8.58
0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          (5.49)
                                                          (5.89)
           (24.34)
(30%)



[ ]  J.P. Morgan U.S. Small Company Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 34.68% (for the quarter ended 12/31/99); and the lowest quarterly return was -30.03% (for the quarter ended 9/30/90).



Average annual total return (%)                                  Shows performance over time, for periods ended December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Past 1 yr.          Past 5 yrs.         Past 10 yrs.
J.P. Morgan U.S. Small Company Fund (after expenses)                           44.00                21.61                14.59
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index  (no expenses)                                              21.76                16.69                13.40
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.60

Marketing (12b-1) fees                                                      none

Other expenses                                                              0.42
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                         1.02

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                    1 yr.          3 yrs.         5 yrs.         10 yrs.
Your cost($)        104             325            563            1,248
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/19/93. For the period 1/1/89 through 7/31/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the fund.

(2)   The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.


                                         J.P. MORGAN U.S. SMALL COMPANY FUND | 7

J.P. MORGAN U.S. SMALL COMPANY
OPPORTUNITIES FUND                             | TICKER SYMBOL: JPSOX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide long-term growth from a portfolio of small company growth stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $150 million and less than $1.25 billion when purchased. While the fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

In searching for companies, the fund combines the approach described on page 13 with a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The fund seeks to buy stocks when they are undervalued or fairly valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company, but the fund may also continue to hold them if it believes further substantial growth is possible.

Principal Risks

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the fund seeks to outperform the Russell 2000 Growth Index while not tracking its industry weightings, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

                                                 REGISTRANT: J.P. MORGAN FUNDS
                                                 (J.P. MORGAN U.S. SMALL COMPANY
                                                 OPPORTUNITIES FUND)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $2 billion using similar strategies as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, Saira Malik, vice president and CFA, and Carolyn Jones, associate. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Malik has been with J.P. Morgan since July 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance. Ms. Jones has been with J.P. Morgan since July 1998. Prior to managing this fund, Ms. Jones served as a portfolio manager in J.P. Morgan's private banking group and as a product specialist at Merrill Lynch Asset Management.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


8 | J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Small Company Opportunities Fund.


The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last two calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and for the life of the fund compare to those of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of small cap U.S. growth stocks used as a measure of overall U.S. small cap growth stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


------------------------------------------------------------------------------------------------------------------------------------
Total return (%) Shows changes in returns by calendar year(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1998        1999


80%
                                                                                                                      61.63
60%

40%

20%
                                                                                                          5.21
0%
------------------------------------------------------------------------------------------------------------------------------------


[ ]  J.P. Morgan U.S. Small Company Opportunities Fund


For the period covered by this total return chart, the fund's highest quarterly return was 23.09% (for the quarter ended 12/31/98); and the lowest quarterly return was -20.19% (for the quarter ended 9/30/98).



Average annual total return (%) Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Past 1 yr.              Life of fund(1)
J.P. Morgan U.S. Small Company Opportunities Fund (after expenses)                      61.63                      30.85
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index  (no expenses)                                                43.09                      19.31
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.60

Marketing (12b-1) fees                                                      none

Other expenses                                                              0.47
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          1.07

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                    1 yr.          3 yrs.         5 yrs.         10 yrs.
Your cost($)        109             340            590            1,306
--------------------------------------------------------------------------------

(1) The fund commenced operations on 6/16/97 and returns reflect performance of the fund from 6/30/97.

(2)   The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.


                           J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND | 9

J.P. MORGAN TAX AWARE
U.S. EQUITY FUND       | TICKER SYMBOL: JPTAX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high after tax total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 13. The fund generally considers selling stocks that appear overvalued.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 13.

Principal Risks

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so that they differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

                         REGISTRANT: J.P. MORGAN SERIES TRUST
                         (J.P. MORGAN TAX AWARE U.S. EQUITY FUND: SELECT SHARES)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $820 million using similar strategies as the fund.


The portfolio management team is led by Terry E. Banet, vice president, and Louise Sclafani, vice president. Ms. Banet has been on the team since the fund's inception in December 1996, and has been at J.P. Morgan since 1985. Prior to managing this fund, Ms. Banet managed tax aware accounts and helped develop Morgan's tax aware equity process. Ms. Sclafani has been at J.P. Morgan since 1994. Prior to managing this fund, Ms. Sclafani was an equity analyst and portfolio manager at Brundage, Story and Rose.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


10 | J.P. MORGAN TAX AWARE U.S. EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Tax Aware U.S. Equity Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 3 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


------------------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%)                                                        Shows changes in returns by calendar year(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              1997        1998        1999

40%
                                                                                                          31.18
                                                                                              30.32
20%
                                                                                                                      18.31
0%
------------------------------------------------------------------------------------------------------------------------------------

[ ]  J.P. Morgan Tax Aware U.S. Equity Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 21.64% (for the quarter ended 12/31/98) and the lowest quarterly return was -8.86%(for the quarter ended 9/30/98).



Average annual total return (%) Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Past 1 yr.                Life of fund(1)
J.P. Morgan Tax Aware U.S. Equity Fund (after expenses)                               18.31                        26.46
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                           21.04                        27.56


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Shareholder transaction expenses(3)
--------------------------------------------------------------------------------
Redemption fees (% of your cash proceeds)
--------------------------------------------------------------------------------
Shares held for less than one year                                          1.00

Shares held one year or longer                                              none

Annual expenses (% of fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.45

Marketing (12b-1) fees                                                      none

Other expenses                                                              0.45
--------------------------------------------------------------------------------
Total operating expenses                                                    0.90

Fee waiver and expense
reimbursement(3)                                                            0.05
--------------------------------------------------------------------------------
Net expenses(3)                                                             0.85

Expense example(3)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. In the one year example, the first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of the period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            1 yr.       3 yrs.         5 yrs.         10 yrs.
Your cost($)               89/189        284            496            1,105
--------------------------------------------------------------------------------

(1) The fund commenced operations on 12/18/96, and returns reflect performance of the fund from 12/31/96.

(2)   The fund's fiscal year end is 10/31.


(3) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.85% of the fund's average daily net assets through 2/28/01.



                                     J.P. MORGAN TAX AWARE U.S. EQUITY FUND | 11

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN U.S.EQUITY FUNDS
These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

THE SPECTRUM OF U.S. EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o how much emphasis they give to the most undervalued stocks

o how closely they follow the industry weightings of their benchmarks

o how many securities they typically maintain in their portfolios

o the size or market capitalization of the companies in which they invest

o whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.

Potential risk and return
--------------------------------------------------------------------------------
The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

      ^
      |-------------------- U.S. Small Company Opportunities Fund o
      |                                                           |
      |                                                           |
      |---------------------U.S. Small Company Fund o             |
  R   |                                             |             |
  e   |                                             |             |
  t   |-------------------------------------oo  Tax Aware U.S. Equity Fund
  u   |                                      |  U.S. Equity Fund  |
  r   |                                      |      |             |
  n   |                                      |      |             |
      |-----------------------------o Disciplined Equity Fund     |
      |                             |        |      |             |
      |                             |        |      |             |
      |                             |        |      |             |
      -------------------------------------------------------------------->
                                   Risk
--------------------------------------------------------------------------------
Who May Want To Invest

The funds are designed for investors who:

o are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want funds that seek to outperform the markets in which they each invest over the long term

o with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are not designed for investors who:

o want funds that pursue market trends or focus only on particular industries or sectors

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA.


12 | U.S. Equity MANAGEMENT APPROACH

--------------------------------------------------------------------------------
U.S. EQUITY INVESTMENT PROCESS

The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks. The Tax Aware Fund does so while seeking to enhance after-tax returns.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies.

In managing the funds, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED] | J.P. Morgan analysts develop proprietary fundamental
                    research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED] | Stocks in each industry are ranked with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED] | Using research and valuations, each fund's management team
                    chooses stocks for its fund

Stock selection Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions.

--------------------------------------------------------------------------------
TAX AWARE INVESTING AT J.P. MORGAN

The Tax Aware U.S. Equity Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware U.S. Equity Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. It is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.


                                            U.S. EQUITY MANAGEMENT APPROACH | 13

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

State Street Bank & Trust Company
Routing number: 011-000-028
Credit: J.P. Morgan Funds
Account number: 9904-226-9
FFC: your account number, name of registered owner(s) and fund name.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Funds

o Mail the check with your completed application to the Transfer Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as


14 | YOUR INVESTMENT

SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone-- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party.
  The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

     o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE(normally 4:00 p.m. eastern time). Each fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares, as permitted by law, and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------
Transfer Agent
State Street Bank and Trust Company
P.O. Box 8411
Boston, MA 02266-8411
Attention: J.P. Morgan Funds Services

Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-521-5411

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                            YOUR INVESTMENT | 15

--------------------------------------------------------------------------------
Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 13) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity and Tax Aware U.S. Equity funds; and twice a year for the U.S. Small Company and U.S. Small Company Opportunities funds. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                             Tax status

Income dividends                        Ordinary income

Short-term capital gains                Ordinary income
distributions

Long-term capital gains                 Capital gains
distributions

Sales or exchanges of shares            Capital gains or losses
owned for more than one year

Sales or exchanges of shares            Gains are treated as ordinary
owned for one year                      or less income; losses are subject
                                        to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


16 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the Tax Aware U.S. Equity Fund) is a series of J.P. Morgan Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether a fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The Tax Aware U.S. Equity Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

Advisory services                 Percentage of the master
                                  portfolio's average net assets
Disciplined Equity                0.35%
U.S. Equity                       0.40%
U.S. Small Company                0.60%
U.S. Small Company                0.60%
Opportunities

Administrative services           Master portfolio's and fund's
(fee shared with Funds            pro-rata portions of 0.09% of the
Distributor, Inc.)                first $7 billion in J.P. Morgan-advised
                                  portfolios, plus 0.04% of average net assets over $7 billion

Shareholder services              0.25% of the fund's average
                                  net assets

The Tax Aware U.S. Equity Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

Advisory services                 0.45% of the fund's average
                                  net assets

Administrative services           Fund's pro-rata portion of
(fee shared with Funds            0.09% of the first $7 of average net
billion Distributor, Inc.)        assets in J.P. Morgan-advised portfolios,
                                  plus 0.04% of average net assets over $7 billion

Shareholder services              0.25% of the fund's average
                                  net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.



                                                               FUND DETAILS | 17

--------------------------------------------------------------------------------
PERFORMANCE OF PRIVATE ACCOUNTS


The Disciplined Equity Fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "Disciplined Equity Composite") and for the fund's benchmark index.

The performance of the Disciplined Equity Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Disciplined Equity Composite are not subject to the same regulatory requirements and limitations imposed on mutual funds. If the accounts included in the Disciplined Equity Composite had been subject to these regulatory requirements and limitations, their performance might have been lower.

Additionally, although it is anticipated that the fund and the Disciplined Equity Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular fund holdings.

The performance of the Disciplined Equity Composite reflects the deductions of the fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The performance information is the average annual total return of the Disciplined Equity Composite for the periods indicated.


                                           Annual Total Returns for the Year Ended December 31,

                             1990      1991     1992      1993      1994      1995      1996       1997      1998      1999
Disciplined Equity
Composite                   -3.24%   30.01%    11.42%     9.87%    1.90%     37.47%    22.90%    32.97%    31.52%    18.47%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500                     -3.11%   30.47%     7.62%    10.08%    1.32%     37.58%    22.96%    33.36%    28.58%    21.04%
------------------------------------------------------------------------------------------------------------------------------------

     The Disciplined Equity Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the Disciplined Equity Fund. The inception date for the Disciplined Equity Composite was October 31, 1989. Prior to January 1, 1993 the composite may not have included all discretionary accounts.



18 | YOUR INVESTMENT

--------------------------------------------------------------------------------

                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)


                                                                            | 19

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

-----------------------------------------------------------------------------------------------------------------------
Potential risks                           | Potential rewards                     | Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------
Market conditions

o  Each fund's share price and              o  Stocks have generally                o  Under normal circumstances the
   performance will fluctuate in               outperformed more stable invest-        funds plan to remain fully
   response to stock market                    ments (such as bonds and cash           invested, with at least 65% in
   movements                                   equivalents) over the long term         stocks; stock investments may
                                                                                       include U.S. and foreign common
o  Adverse market conditions may                                                       stocks, convertible securities,
   from time to time cause a fund                                                      preferred stocks, trust or
   to take temporary defensive                                                         partnership interests, warrants,
   positions that are inconsistent                                                     rights, and investment company
   with its principal investment                                                       securities
   strategies and may hinder a fund
   from achieving its investment                                                    o  The funds seek to limit risk
   objective                                                                           through diversification

                                                                                    o  During severe market downturns,
                                                                                       the funds have the option of
                                                                                       investing up to 100% of assets
                                                                                       in investment-grade short-term
                                                                                       securities

Management choices

o  A fund could underperform its            o  A fund could outperform its          o  J.P. Morgan focuses its active
   benchmark due to its securities             benchmark due to these same             management on securities
   and asset allocation choices                choices                                 selection, the area where it
                                                                                       believes its commitment to
                                                                                       research can most enhance
                                                                                       returns

Foreign investments

o  Currency exchange rate movements         o  Favorable exchange rate              o  Each fund anticipates that its
   could reduce gains or create                movements could generate gains          total foreign investments will
   losses                                      or reduce losses                        not exceed 20% of assets

o  A fund could lose money because          o  Foreign investments, which           o  Each fund actively manages the
   of foreign government actions,              represent a major portion of the        currency exposure of its foreign
   political instability, or lack              world's securities, offer               investments relative to its
   of adequate and accurate                    attractive potential performance        benchmark, and may hedge back
   information                                 and opportunities for                   into the U.S. dollar from time
                                               diversification                         to time (see also "Derivatives")

When-issued and delayed
delivery securities

o  When a fund buys securities              o  A fund can take advantage of         o  Each fund uses segregated
   before issue or for delayed                 attractive transaction                  accounts to offset leverage risk
   delivery, it could be exposed to            opportunities
   leverage risk if it does not use
   segregated accounts

Short-term trading


o  Increased trading would raise a          o  A fund could realize gains in a      o  The funds generally avoid
   fund's brokerage and related                short period of time                    short-term trading, except to
   costs                                                                               take advantage of attractive or
                                            o  A fund could protect against            unexpected opportunities or to
o  Increased short-term capital                losses if a stock is overvalued         meet demands generated by
   gains distributions would raise             and its value later falls               shareholder activity. The
   shareholders' income tax                                                            turnover rate for each fund for
   liability                                                                           its most recent fiscal year end
                                                                                       is as follows: Disciplined
Policies to balance risk and reward                                                    Equity (51%), U.S. Equity (84%),
                                                                                       U.S. Small Company (104%), U.S.
                                                                                       Small Company Opportunities
                                                                                       (116%), and Tax Aware U.S.
                                                                                       Equity (29%)



20 | FUND DETAILS

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Potential risks                           | Potential rewards                     | Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------
Derivatives

o  Derivatives such as futures,             o  Hedges that correlate well with      o  The funds use derivatives for
   options, swaps, and forward                 underlying positions can reduce         hedging and for risk management
   foreign currency contracts that             or eliminate losses at low cost         (i.e., to establish or adjust
   are used for hedging the                                                            exposure to particular
   portfolio or specific securities         o  A fund could make money and             securities, markets or
   may not fully offset the                    protect against losses if               currencies); risk management may
   underlying positions1 and this              management's analysis proves            include management of a fund's
   could result in losses to the               correct                                 exposure relative to its
   fund that would not have                                                            benchmark (the U.S. Small
   otherwise occurred                       o  Derivatives that involve                Company Opportunities Fund is
                                               leverage could generate                 permitted to use derivatives,
o  Derivatives used for risk                   substantial gains at low cost           however, it has no current
   management may not have the                                                         intention to do so)
   intended effects and may result
   in losses or missed                                                              o  The funds only establish hedges
   opportunities                                                                       that they expect will be highly
                                                                                       correlated with underlying
o  The counterparty to a                                                               positions
   derivatives contract could
   default                                                                          o  While the funds may use
                                                                                       derivatives that incidentally
o  Derivatives that involve                                                            involve leverage, they do not
   leverage could magnify losses                                                       use them for the specific
                                                                                       purpose of leveraging their
o  Certain types of derivatives                                                        portfolios
   involve costs to the funds which
   can reduce returns

Securities lending

o  When a fund lends a security,            o  A fund may enhance income            o  J.P. Morgan maintains a list of
   there is a risk that the loaned             through the investment of the           approved borrowers
   securities may not be returned              collateral received from the
   if the borrower defaults                    borrower                             o  The fund receives collateral
                                                                                       equal to at least 100% of the
o  The collateral will be subject                                                      current value of securities
   to the risks of the securities                                                      loaned
   in which it is invested
                                                                                    o  The lending agents indemnify a
                                                                                       fund against borrower default

                                                                                    o  J.P. Morgan's collateral
                                                                                       investment guidelines limit the
                                                                                       quality and duration of
                                                                                       collateral investment to
                                                                                       minimize losses

                                                                                    o  Upon recall, the borrower must
                                                                                       return the securities loaned
                                                                                       within the normal settlement
                                                                                       period

Illiquid holdings

o  A fund could have difficulty             o  These holdings may offer more        o  No fund may invest more than 15%
   valuing these holdings precisely            attractive yields or potential          of net assets in illiquid
                                               growth than comparable widely           holdings
o  A fund could be unable to sell              traded securities
   these holdings at the time or                                                    o  To maintain adequate liquidity
   price it desires                                                                    to meet redemptions, each fund
                                                                                       may hold investment-grade
Policies to balance risk and reward                                                    short-term securities (including
                                                                                       repurchase agreements and
                                                                                       reverse repurchase agreements)
                                                                                       and, for temporary or
                                                                                       extraordinary purposes, may
                                                                                       borrow from banks up to 331/3%
                                                                                       of the value of its total assets

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends are distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report which are available upon request.


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN DISCIPLINED EQUITY FUND
                                                                                                                         For the
                                                                                                                        six months
Per-share data                                                                            For fiscal periods ended         ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            5/31/98(1)      5/31/99      11/30/99
                                                                                                                        (unaudited)
Net asset value, beginning of period ($)                                                       12.98         14.95        18.22
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                                    0.03          0.12         0.09
   Net realized and unrealized gain
   on investment ($)                                                                            1.96          3.28         0.83
Total from investment operations ($)                                                            1.99          3.40         0.92
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                                   (0.02)        (0.09)       (0.09)
   Net realized gains ($)                                                                         --         (0.04)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                                        (0.02)        (0.13)       (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                             14.95         18.22        19.05
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                               15.33(2)      22.86         4.09(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                       18,037       120,592      181,547
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                                             0.75(3)       0.75         0.72(3)
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                                    1.00(3)       0.89         0.73(3)
   Expenses without reimbursement (%)                                                           3.28(3)       0.86         0.76(3)
------------------------------------------------------------------------------------------------------------------------------------


(1)     The fund commenced operations on 12/31/97.
(2)     Not annualized.
(3)     Annualized.


22 | FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN U.S. EQUITY FUND
                                                                                                                        For the
                                                                                                                       six months
Per-share data                                                                      For fiscal periods ended              ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                         5/31/95  5/31/96  5/31/97   5/31/98   5/31/99  11/30/99
                                                                                                                       (unaudited)
Net asset value, beginning of period ($)                                  19.38     19.42    22.15     24.63     25.66    25.09
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                               0.32      0.38     0.25      0.18      0.18     0.09
   Net realized and unrealized gain
   on investment ($)                                                       2.17      4.23     4.72      5.92      3.91     0.31
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                       2.49      4.61     4.97      6.10      4.09     0.40
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                              (0.28)    (0.29)   (0.36)    (0.23)    (0.19)   (0.05)
   Net realized gains ($)                                                 (2.17)    (1.59)   (2.13)    (4.84)    (4.47)      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                   (2.45)    (1.88)   (2.49)    (5.07)    (4.66)   (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                        19.42     22.15    24.63     25.66     25.09    25.44
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                          15.11     25.18    25.00     28.35     18.39     1.59(1)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                 259,338   330,014  362,603   448,144   440,965  434,371
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                        0.90      0.81     0.80      0.78      0.79     0.78(2)
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                               1.74      1.87     1.13      0.71      0.70     0.68(2)
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                      0.91      0.81     0.80      0.78      0.79     0.78(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)   Not annualized.
(2)   Annualized.


                                                               FUND DETAILS | 23


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN U.S. SMALL COMPANY FUND
                                                                                                                        For the
                                                                                                                       six months
Per-share data                                                                     For fiscal periods ended               ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                     5/31/95    5/31/96   5/31/97   5/31/98   5/31/99   11/30/99
                                                                                                                       (unaudited)
Net asset value, beginning of period ($)                              21.40      22.02     26.20     26.04     27.68     21.54
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                           0.22       0.26      0.18      0.11      0.08     (0.00)(1)
   Net realized and unrealized gain (loss)
   on investment ($)                                                   2.13       6.96      2.00      5.58     (3.30)     5.93
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                   2.35       7.22      2.18      5.69     (3.22)     5.93
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                 .                        (0.21)     (0.26)    (0.21)    (0.14)    (0.08)    (0.01)
   Net realized gain ($)                                              (1.52)     (2.78)    (2.13)    (3.91)    (2.84)       --
Total distributions to shareholders ($)      .                        (1.73)     (3.04)    (2.34)    (4.05)    (2.92)    (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    22.02      26.20     26.04     27.68     21.54     27.46
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      12.28      35.48      9.49     23.37    (10.95)    27.54(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             179,130    220,917   237,985   261,804   186,879   252,971
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses (%)                                                    0.90       0.90      0.90      0.97      1.02      1.00(3)
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) (%)                                    1.02       1.10      0.71      0.39      0.34      0.22(3)
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                  1.12       1.03      1.03      1.03      1.02      1.00(3)
------------------------------------------------------------------------------------------------------------------------------------


(1)   Less than 0.01.
(2)   Not annualized.
(3)   Annualized.


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
                                                                                                                          For the
                                                                                                                         six months
Per-share data                                                                           For fiscal periods ended          ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           5/31/981        5/31/99       11/30/99
                                                                                                                        (unaudited)
Net asset value, beginning of period ($)                                                    10.00            12.57          12.17
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss) ($)                                                         (0.02)           (0.01)         (0.02)
   Net realized and unrealized gain (loss)
   on investment ($)                                                                         2.59            (0.08)          4.28
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                         2.57            (0.09)          4.26
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain ($)                                                                       --            (0.31)            --
Total distributions to shareholders ($)      .                                                 --            (0.31)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                          12.57            12.17          16.43
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                           25.70(2)         (0.49)          35.00(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                   188,932         286,082         442,122
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses (%)                                                                          1.19(3)         1.07           1.00(3)
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) (%)                                                         (0.37)(3)       (0.42)         (0.37)(3)
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                                        1.25(3)         1.07           1.00
------------------------------------------------------------------------------------------------------------------------------------


(1)   The fund commenced operations on 6/16/97.
(2)   Not annualized.
(3)   Annualized.


24 | FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN TAX AWARE U.S. EQUITY FUND


Per-share data                                                                              For fiscal periods ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               1997(1)      1998        1999
Net asset value, beginning of period ($)                                                       10.00        12.57       15.19
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                                                       0.06         0.08        0.10
   Net realized and unrealized gain
   on investment ($)                                                                            2.52         2.65        3.55
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                            2.58         2.73        3.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                                   (0.01)      (0.11)      (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                             12.57        15.19       18.73
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
   Total return (%)                                                                            25.83(2)     21.81       24.05
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                       25,649       76,924     163,075
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses (%)                                                                             0.85(3)      0.85        0.85
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                                    0.70(3)      0.63        0.58
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                                           2.16(3)      1.09        0.90
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate (%)                                                                    23           44          29
------------------------------------------------------------------------------------------------------------------------------------


(1)   The fund commenced operations on 12/18/96.
(2)   Not annualized.
(3)   Annualized.


                                                               FUND DETAILS | 25

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-521-5411

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Disciplined Equity Fund .................... 811-07340 and 033-54632
J.P. Morgan U.S. Equity Fund ........................... 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Fund .................... 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Opportunities Fund ...... 811-07340 and 033-54632
J.P. Morgan Tax Aware U.S. Equity Fund ................. 811-07795 and 333-11125

J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                                Distributor
J.P. Morgan Investment Management Inc.                 Funds Distributor, Inc.
522 Fifth Avenue                                       60 State Street
New York, NY 10036                                     Boston, MA 02109
1-800-521-5411                                         1-800-221-7930